Disclosures about The Temporary Exemption From IFRS 9 - Summary of Financial Assets Not Considered to have Low Credit Risk on Reporting Date (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1]	¥ 8,549	¥ 9,631
Fair value		7,284	7,274
Domestic [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1]	8,388	9,631
Fair value		7,123	¥ 7,274
Overseas [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1]	161
Fair value		¥ 161

[1]	For financial assets measured at amortised cost, the carrying amount before adjusting impairment allowance is disclosed here.